1701 Market Street	Morgan, Lewis
Philadelphia, PA 19103	& Bockius LLP
215.963.5000	Counselors at Law
Fax: 215.963.5001

September 1, 2009

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:          SEI Liquid Asset Trust Post-Effective Amendment No. 36 to Registration Statement on Form N-1A (File Nos. 002-73428 and 811-03231)

Ladies and Gentlemen:

On behalf of our client, SEI Liquid Asset Trust (the  “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Act”), Post-Effective Amendment No. 36 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A, together with all Exhibits thereto.

This filing is made pursuant to Rule 485(a)(1) under the Act for the purposes of (i) making material changes to the investment strategy of the Prime Obligation Fund; and (ii) including a summary section pursuant to new Form N-1A requirements.

If you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact the undersigned at 215.963.5538.

Sincerely,

/s/ Sohee Yun
Sohee Yun, Esq.

cc: Ms. Julie P. Vossler